Other disclosures - Acquisition of businesses - Narrative (Details) kr in Millions, $ in Millions	Dec. 18, 2024 DKK (kr) employee site	Dec. 31, 2024 DKK (kr) employee site	Dec. 18, 2024 USD ($) employee site	Dec. 31, 2023 employee	Dec. 31, 2022 employee
Disclosure of detailed information about business combination [line items]
Number of sites acquired | site		3
Year-end number of full-time employees | employee		76,302		63,370	54,393
Cash consideration transferred		kr 82,827
Catalent, Inc
Disclosure of detailed information about business combination [line items]
Number of sites acquired | site	3		3
Year-end number of full-time employees | employee	3,500		3,500
Cash consideration transferred	kr 82,146		$ 11,723
Acquisition-related Costs	978
Adjustments for amortisation expense	9,000
Catalent, Inc | Cost of goods sold
Disclosure of detailed information about business combination [line items]
Acquisition-related Costs	kr 597
Other Acquisitions
Disclosure of detailed information about business combination [line items]
Cash consideration transferred		kr 681